UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	12/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--52.4%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.58% - 1.00%, 1/5/10 - 3/15/10	230,000,000	230,000,000
Bank of Ireland (Yankee)
0.62%, 3/23/10	100,000,000 a	100,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.21% - 0.24%, 2/26/10 - 4/1/10	425,000,000	425,000,000
Barclays Bank PLC (Yankee)
0.42% - 0.55%, 3/22/10 - 5/12/10	400,000,000	400,000,000
Calyon NA (Yankee)
0.25%, 1/14/10	350,000,000	350,000,000
Credit Industriel et Commercial (London) (Yankee)
0.17% - 0.33%, 2/1/10 - 3/1/10	425,000,000	425,004,212
HSBC USA Inc. (London)
0.32%, 3/29/10	75,000,000	75,000,000
ING Bank N.V. (London)
0.27% - 0.28%, 1/19/10 - 2/16/10	250,000,000	250,000,000
Intesa Sanpaolo SpA (Yankee)
0.33%, 3/29/10	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
0.13%, 2/1/10	400,000,000	400,003,444
Natixis (Yankee)
0.30%, 1/5/10 - 2/22/10	350,000,000	350,000,000
Rabobank Nederland (Yankee)
0.30%, 5/7/10	100,000,000	100,000,000
Royal Bank of Scotland PLC (Yankee)
0.28% - 0.30%, 1/7/10 - 2/11/10	390,000,000	390,000,000
Societe Generale (Yankee)
0.24%, 1/4/10	350,000,000	350,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.27%, 1/20/10	100,000,000	100,000,000
UBS AG (Yankee)
0.24% - 0.25%, 1/8/10 - 2/16/10	350,000,000	350,000,000
Unicredit Bank AG (Yankee)
0.32% - 0.45%, 2/5/10 - 4/1/10	400,000,000	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,845,007,656)		4,845,007,656
Commercial Paper--17.9%
Abbey National North America LLC
0.03%, 1/4/10	300,000,000	299,999,250
Banco Bilbao Vizcaya Argenteria Puerto Rico
0.32% - 0.34%, 4/15/10 - 5/5/10	150,000,000	149,842,833
General Electric Capital Corp.
0.23%, 2/4/10	200,000,000	199,956,556
Intesa Funding LLC

0.32%, 3/29/10	200,000,000	199,845,333
Natixis
0.01%, 1/4/10	100,000,000	99,999,917
Rabobank USA Financial Corp.
0.01%, 1/4/10	200,000,000	199,999,833
Scotiabanc, Inc.
0.15%, 4/1/10	202,500,000 a	202,424,063
Skandinaviska Enskilda Banken AB
0.13%, 1/14/10	200,000,000 a	199,990,611
Societe Generale N.A. Inc.
0.02%, 1/4/10	100,000,000	99,999,833
Total Commercial Paper
(cost $1,652,058,229)		1,652,058,229
Corporate Notes--6.0%
Bank of America Corp.
0.21%, 1/4/10	300,000,000	300,000,000
Credit Suisse
0.31%, 1/11/10	250,000,000 b	250,000,000
Total Corporate Notes
(cost $550,000,000)		550,000,000
U.S. Government Agency--2.7%
Federal Home Loan Mortgage Corp.
0.26%, 1/17/10
(cost $250,000,000)	250,000,000 [b,c]	250,000,000
Time Deposits--14.6%
Allied Irish Banks (Grand Cayman)
0.25%, 1/4/10	200,000,000	200,000,000
BNP Paribas (Grand Cayman)
0.03%, 1/4/10	300,000,000	300,000,000
Commerzbank U.S. Finance Inc. (Grand Cayman)
0.00%, 1/4/10	150,000,000	150,000,000
KBC Bank N.V. (Grand Cayman)
0.00%, 1/4/10	400,000,000	400,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.01%, 1/4/10	297,000,000	297,000,000
Total Time Deposits
(cost $1,347,000,000)		1,347,000,000
Asset-Backed Commercial Paper--6.4%
Atlantis One Funding Corp.
0.32%, 3/25/10	75,000,000 a	74,944,667
Cancara Asset Securitisation Ltd.
0.30%, 1/11/10	200,000,000 a	199,983,333
CHARTA LLC
0.32% - 0.37%, 1/13/10 - 4/6/10	220,000,000 a	219,846,075
Gotham Funding Corp.
0.15%, 1/29/10	50,000,000 a	49,994,167
Mont Blanc Capital Corp.
0.19%, 2/4/10	49,129,000 a	49,120,184
Total Asset-Backed Commercial Paper
(cost $593,888,426)		593,888,426
Total Investments (cost $9,237,954,311)	100.0%	9,237,954,311

Cash and Receivables (Net)	.0%	1,238,600
Net Assets	100.0%	9,239,192,911

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities amounted to $1,096,303,100 or 11.9% of net assets.
b Variable rate security--interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At December 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	9,237,954,311
Level 3 - Significant Unobservable Inputs	-
Total	9,237,954,311

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
December 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--24.5%	Principal Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.18%, 1/25/10	25,000,000	25,000,000
Calyon NA (Yankee)
0.17%, 1/25/10	25,000,000	25,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.07%, 2/1/10	30,000,000	30,000,000
Credit Industriel et Commercial (Yankee)
0.20%, 1/19/10	25,000,000	25,000,000
Fortis Bank (Yankee)
0.20%, 1/19/10	25,000,000	25,000,000
Lloyds TSB Bank PLC (Yankee)
0.13%, 2/1/10	25,000,000	25,000,215
Mizuho Corporate Bank (Yankee)
0.20%, 1/19/10	25,000,000	25,000,000
Natixis (Yankee)
0.22%, 1/7/10	25,000,000	25,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.17%, 1/29/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $230,000,215)		230,000,215
Commercial Paper--14.9%
Abbey National North America LLC
0.03%, 1/4/10	30,000,000	29,999,925
Deutsche Bank Financial LLC
0.02%, 1/4/10	30,000,000	29,999,950
Societe Generale N.A. Inc.
0.18%, 1/19/10	25,000,000	24,997,750
UBS Finance Delaware LLC
0.01%, 1/4/10	30,000,000	29,999,975
Unicredit Delaware Inc.
0.23%, 1/14/10	25,000,000	24,997,924
Total Commercial Paper
(cost $139,995,524)		139,995,524
U.S. Treasury Bills--26.3%
U.S. Treasury Bills
0.01% - 0.02%, 3/11/10 - 3/25/10
(cost $247,991,259)	248,000,000	247,991,259
U.S. Government Agency--6.5%
Federal Home Loan Bank
0.00%, 1/4/10
(cost $60,999,995)	61,000,000	60,999,995
Time Deposits--9.6%
Branch Banking & Trust Co. (Grand Cayman)
0.01%, 1/4/10	30,000,000	30,000,000
Commerzbank U.S. Finance Inc. (Grand Cayman)

0.00%, 1/4/10	30,000,000	30,000,000
Intesa Sanpaolo SpA (Grand Cayman)
0.01%, 1/4/10	30,000,000	30,000,000
Total Time Deposits
(cost $90,000,000)		90,000,000
Repurchase Agreements--14.9%
BNP Paribas
0.00%, dated 12/31/09, due 1/4/10 in the amount of
$100,000,000 (fully collateralized by $11,256,600
Treasury Inflation Protected Security, 2.38%, due
1/15/25, value $13,807,001 and $69,136,200 U.S.
Treasury Bonds, 4.38%-7.50%, dated 11/15/16-2/15/38,
value $88,193,077)	100,000,000	100,000,000
RBS Securities
0.00%, dated 12/31/09, due 1/4/10 in the amount of
$40,000,000 (fully collateralized by $15,923,000 U.S.
Treasury Bonds, 7.13%, due 2/15/23, value $20,946,210
and $19,760,000 U.S. Treasury Notes, 1.13%, due
6/30/11, value $19,857,219)	40,000,000	40,000,000
Total Repurchase Agreements
(cost $140,000,000)		140,000,000
Asset-Backed Commercial Paper--3.2%
Atlantis One Funding Corp.
0.05%, 1/4/10
(cost $29,999,875)	30,000,000 [a]	29,999,875
Total Investments (cost $938,986,868)	99.9%	938,986,868
Cash and Receivables (Net)	.1%	895,908
Net Assets	100.0%	939,882,776

a	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, this security amounted to $29,999,875 or 3.2% of net assets.

At December 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	938,986,868
Level 3 - Significant Unobservable Inputs	-
Total	938,986,868

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

                     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)